Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000141748
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000141747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000141748
Average Annual Return [Line Items]
Average Annual Return, Percent	17.36%	7.84%	9.85%
Without Sales Load [Member] | C000141747
Average Annual Return [Line Items]
Average Annual Return, Percent	17.67%	8.11%	10.13%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	21.09%	12.15%	12.17%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	21.09%	12.15%	12.17%